Oppenheimer
Capital Income Fund

Prospectus dated December 28, 2001

                                                             Oppenheimer Capital Income Fund is a mutual fund that
                                                             seeks current income compatible with prudent
                                                             investment. As a secondary objective it attempts to
                                                             conserve principal while providing an opportunity for
                                                             capital appreciation. It invests in both equity and
                                                             debt securities.
                                                                  This Prospectus contains important information
                                                             about the Fund's objectives, its investment policies,
                                                             strategies and risks. It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund and other account features. Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus
is accurate or complete. It is a criminal offense to
represent otherwise.

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CONTENTS

                           A B O U T  T H E  F U N D

                           The Fund's Investment Objectives and Strategies

                           Main Risks of Investing in the Fund

                           The Fund's Past Performance

                           Fees and Expenses of the Fund

                           About the Fund's Investments

                           How the Fund is Managed

                           A B O U T  Y O U R  A C C O U N T

                           How to Buy Shares
                           Class A Shares
                           Class B Shares
                           Class C Shares
                           Class N Shares

                           Special Investor Services
                           AccountLink
                           PhoneLink
                           OppenheimerFunds Internet Web Site
                           Retirement Plans

                           How to Sell Shares
                           By Mail
                           By Telephone

                           How to Exchange Shares

                           Shareholder Account Rules and Policies

                           Dividends, Capital Gains and Taxes

                           Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objectives and Strategies

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES? The Fund's primary objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? Under normal market conditions, the Fund invests 65% of its total assets in equity and debt securities that are expected to generate income. The Fund focuses its investments mainly in equity securities, such as dividend-paying common stocks, preferred stocks and securities convertible into common stock, of domestic and foreign issuers of different capitalization ranges. The Fund also buys debt securities, such as corporate and government bonds and debentures of domestic and foreign issuers. The Fund can hold debt securities having short, intermediate or long maturities.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the portfolio manager mainly relies on a value-oriented investing style for equity securities. Value investing focuses on companies that may be currently out of favor in the market, or on opportunities in cyclical industries. The portfolio manager looks for stocks trading at lower prices relative to the market and what is believed to be their real worth. They may offer higher-than average dividends. Value investors hope to realize appreciation as other investors recognize the security's intrinsic value and the stock price rises as a result.

         The portfolio manager generally uses a fundamental approach to analyzing issuers (for example, price/earnings ratios and current balance sheet information), to select stocks he thinks are undervalued. While this process and the factors used may change over time and its implementation may vary in particular cases, the portfolio manager typically searches for:
     o   stocks of established issuers that have under-performed the market for a year or more, but have begun to recover
     o   stocks that have high current income and are believed to have substantial earnings possibilities
     o   stocks with low price/earnings ratios relative to other securities
     o   stocks with a low price relative to the underlying value of the issuer's assets, earnings, cash flow or other factors

         In value investing there is always the risk that the market will not recognize a security's intrinsic value or that the portfolio manager has not correctly assessed the relative value of the issuer's securities or the issuer's worth.

         In selecting debt securities, the portfolio manager looks for high current yields without taking undue credit risks, although the Fund can invest in debt securities below investment grade.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking current income with the opportunity for some capital growth in their investment over the long term. Those investors should have a longer investing horizon and be willing to assume the risks of short-term share price fluctuations that are typical for a fund with substantial investments in equity securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Because of its primary focus on income and long-term growth secondarily, the Fund may be appropriate for moderately conservative investors and for retirement plans. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have risks to some  degree.  The Fund's  investments  are  subject to changes in their  value from a number of factors  described  below.  There is also the risk that poor  security  selection  by the Fund's  investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great.
Because the Fund typically invests a substantial portion of its assets in common stocks and other equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the
Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.

         A variety of factors can affect the price of a particular  stock and the prices of  individual  stocks do not all move in the same direction  uniformly or at the same time.  Different  stock markets may behave  differently  from each other.  In particular,  because the Fund currently  focuses its stock  investments  in U.S.  issuers,  it will be primarily affected by changes in U.S. stock markets.

         The Manager may increase the relative emphasis of the Fund's investments in a particular industry from time to time. To the extent that the Fund does so, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund currently invests primarily in securities of large companies for their dividend income but can also buy securities of small and medium-size companies, which may have more volatile prices than stocks of large companies.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the
Fund's shares may be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities and debt securities of foreign governments and of domestic and foreign companies, are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.

Special Risks of Lower-Grade Securities. Because the Fund can invest in securities below investment-grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.
         Lower-grade debt securities (commonly called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

INTEREST RATE RISKS. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities and at times the average maturity of the Fund's debt investments may be relatively long-term. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the
Fund's investments in debt securities.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks and changes in their values can also affect the Fund's share prices. In the OppenheimerFunds spectrum, the Fund is generally less aggressive than growth stock funds, but may be more volatile than investment-grade bond funds.

         These risks collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objectives.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
----------------------------------------------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its Class A shares) from year to year for the past ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from January 1, 2001 through September 30, 2001, the cumulative return (not annualized) for Class A shares was -6.91%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 11.30% (2nd
Q `97) and the lowest return (not annualized) for a calendar quarter was -9.58% (3rd Q `99).

                                                                             5 Years               10 Years
Average Annual Total Returns                                           (or life of class,     (or life of class,
For the periods ended December 31, 2000                   1 Year            if less)               if less)
---------------------------------------------------- ----------------- -------------------- ------------------------
Class A Shares (inception 12/1/70)                        10.11%             12.14%                 12.23%
---------------------------------------------------- ----------------- -------------------- ------------------------
S&P 500 Index                                            -9.10%1             18.33%1                17.44%1
---------------------------------------------------- ----------------- -------------------- ------------------------
Class B Shares (inception 8/17/93)                        10.97%             12.30%                 11.77%
---------------------------------------------------- ----------------- -------------------- ------------------------
---------------------------------------------------- ----------------- -------------------- ------------------------
Class C Shares (inception 11/1/95)                        14.99%             12.56%                 13.02%
----------------------------------------------------
1. From 12/31/89
The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-years), and for Class C, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to
Class A shares 72 months after purchase, Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.
Class N shares were not publicly offered during the period shown.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance of Class A shares is compared to the
S&P 500 Index, an unmanaged index of equity securities. The index performance reflects the reinvestment of dividends but does not consider the effects of capital gains or transaction costs, and the Fund also invests  in debt securities, which are not included in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the
Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2001, except that the numbers for Class N shares, which is a new class, are based on the Fund's anticipated expenses for Class N shares during the upcoming year.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------
                                                    Class A        Class B         Class C Shares  Class N
                                                    Shares         Shares                          Shares
--------------------------------------------------- -------------- --------------- --------------- ----------------
Maximum Sales Charge (Load) on purchases            5.75%          None            None            None
(as % of offering price)
--------------------------------------------------- -------------- --------------- --------------- ----------------
Maximum Deferred Sales Charge (Load)                None1          5%2             1%3
(as % of the lower of the original offering                                                        1%4
price or redemption proceeds)
--------------------------------------------------- -------------- --------------- --------------- ----------------
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                                       Class A        Class B        Class C       Class N
                                                       Shares         Shares         Shares        Shares*
------------------------------------------------------ -------------- -------------- ------------- --------------
Management Fees                                        0.52%          0.52%          0.52%         0.52%
------------------------------------------------------
------------------------------------------------------ -------------- -------------- ------------- --------------
Distribution and/or Service (12b-1) Fees               0.23%          1.00%          1.00%         0.50%
------------------------------------------------------ -------------- -------------- ------------- --------------
Other Expenses                                         0.16%          0.16%          0.16%         0.15%
------------------------------------------------------ -------------- -------------- ------------- --------------
Total Annual Operating Expenses                        0.91%          1.68%          1.68%         1.17%
------------------------------------------------------ -------------- -------------- ------------- --------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.
* Amounts are annualized based on inception date of 3/1/01.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:                   1 Year             3 Years          5 Years           10 Years1
----------------------------------------- ------------------ ---------------- ----------------- -----------------
Class A Shares                            $663               $848             $1,050            $1,630
----------------------------------------- ------------------ ---------------- ----------------- -----------------
Class B Shares                            $671               $830             $1,113            $1,594
----------------------------------------- ------------------ ---------------- ----------------- -----------------
Class C Shares                            $271               $530             $913              $1,987
----------------------------------------- ------------------ ---------------- ----------------- -----------------
Class N Shares                            $219               $372             $644              $1,420
----------------------------------------- ------------------ ---------------- ----------------- -----------------

If shares are not redeemed:               1 Year             3 Years          5 Years           10 Years1
----------------------------------------- ------------------ ---------------- ----------------- ------------------
Class A Shares                            $663               $848             $1,050            $1,630
----------------------------------------- ------------------ ---------------- ----------------- ------------------
Class B Shares                            $171               $530             $913              $1,594
----------------------------------------- ------------------ ---------------- ----------------- ------------------
Class C Shares                            $171               $530             $913              $1,987
----------------------------------------- ------------------ ---------------- ----------------- ------------------
----------------------------------------- ------------------ ---------------- ----------------- ------------------
Class N Shares                            $119               $372             $644              $1,420
----------------------------------------- ------------------ ---------------- ----------------- ------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or
Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but
Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Equity Securities. The Fund's investments in equity securities are mainly common stocks but also include preferred stocks and securities convertible into common stocks. The Fund currently focuses on securities of issuers that have large capitalizations. They may pay higher dividends than small or medium capitalization companies and their stock prices have tended to be less volatile than securities of smaller issuers.
         However, the Fund can buy stocks of issuers in all capitalization ranges.

         The Fund may invest in equity securities both for current income from dividends as well as secondarily for growth opportunities. The mix of equities and debt securities in the Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.

         Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock. They can include securities issued by domestic or foreign companies. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Convertible Securities. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. In general, convertible securities:

o        have higher yields than common stocks but lower yields than comparable non-convertible securities,
o        may be subject to less fluctuation in value than the underlying stock because of their income, and
o        provide potential for capital appreciation if the market price of the underlying common stock increases
              (and in those cases may be thought of as "equity substitutes").

         The Fund does not invest only in securities of issuers in a particular  market  capitalization  range, and at times  the  Manager  might  increase  the  relative  emphasis  of  securities  of  issuers  in  a  particular capitalization range if the Manager believes they offer greater opportunities for total return.

         Securities of smaller,  newer  companies may offer greater  potential for higher  returns,  but they are also subject  to greater  risks of  default  than  larger,  more  established  issuers.  They may have  unseasoned management,  they may lack established  markets for their products or services and may be dependent on only a few  customers or suppliers for a greater  amount of their  business.  Also,  they may not have the financial strength to sustain them through business downturns or adverse market  conditions.  These securities may have less of a trading market than  securities of larger  issuers,  and it might be harder for the Fund to dispose of its holdings at an acceptable  price when it wants to sell them. As a result,  the Fund's  investments  in securities of these  issuers have greater  risks.  The Fund might not achieve its expected  returns from them and its share price may fluctuate more to the extent that it holds these investments.

         In selecting  securities for the Fund's  portfolio and evaluating  their yield potential and credit risk, the
         Manager does not rely solely on ratings by rating  organizations but evaluates  business and economic factors affecting an issuer as well. The debt securities the Fund buys may be rated by  nationally-recognized  rating organizations  such as Moody's Investors  Service,  Inc. or Standard & Poor's Rating Service,  or they may be unrated securities  assigned an equivalent rating by the Manager.  Credit ratings evaluate the expectation of scheduled  payments of interest and  principal,  not market risks.  Rating  agencies  might not always change their  credit  ratings of an issuer in a timely  manner to reflect the events  that could  affect an issuer's ability to make timely payments on its obligations.

         The Fund can invest in debt  securities  that are above or below  investment  grade in credit  quality and at times will invest  substantial  amounts of its assets in  securities  below  investment  grade to seek higher income  as part of its  goal.  "Investment-grade"  rated  securities  are  those in the four  highest  rating
         categories  of  national  ratings   organizations.   The  ratings   definitions  of  the  principal   ratings
         organizations are included in Appendix A to the Statement of Additional Information.

Convertible  Preferred  Stock.  Unlike common  stock,  preferred  stock  typically has a stated  dividend  rate.  When prevailing  interest  rates rise,  the value of preferred  stock having a fixed  dividend rate tends to fall.
         The right to  payment  of  dividends  on  preferred  stock  generally  is  subordinate  to the  rights of the company's  debt  securities.  Preferred  stock  dividends may be  cumulative  (they remain a liability of the company until paid) or non-cumulative.

         Some  convertible  preferred  stock  with a  mandatory  conversion  feature  has a set call  price to buy the underlying  common stock. If the underlying  common stock price is less than the call price,  the holder will pay more for the  common  stock  than its market  price.  The  issuer  might also be able to redeem the stock prior to the mandatory  conversion date,  which could diminish the potential for capital  appreciation on the investment.

Debt Securities. The Fund's investments in debt securities include securities issued or guaranteed by the U.S.
         government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. These are selected primarily for their income possibilities and to help cushion fluctuations in the Fund's net asset values.

     o   U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued),
         Treasury notes (maturities of from one to ten years when issued), and Treasury bonds (maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United
         States as to timely payments of interest and repayments of principal. Although not rated, Treasury obligations have little credit risk but are subject to interest rate risk.

     o   Special Credit Risks of Lower-Grade Securities. The Fund can invest up to 25% of its total assets in
         "lower-grade" securities commonly known as "junk bonds."  These are securities rated below "Baa" by Moody's
         Investors Service, Inc. or "BBB" by Standard & Poors Ratings Service or having similar ratings by other ratings organizations, or if unrated, assigned a comparable rating by the Manager. However, the Fund cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.

         While all debt securities are subject to risks of non-payment of interest and principal, debt securities below investment grade, whether rated or unrated, have greater risks than investment grade securities.
         There may be less of a market for them and therefore they may be harder to sell at an acceptable price.
         There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal when due.

CAN THE FUND'S INVESTMENT OBJECTIVES AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objectives are fundamental policies. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objectives, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds (including
         U.S. Treasury bonds) that pay no interest and are issued at a substantial discount from their face value.
         Others are debt securities that have been "stripped" of their interest coupons, such as Treasury Securities whose coupons have been stripped by a Federal Reserve Bank. They may also include securities issued by private issuers. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-paying securities. The Fund may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently.

Foreign Securities. There is no limit on the amount of the Fund's assets that can be invested in foreign securities.
         However, the Fund currently does not invest a significant portion of its assets in foreign securities and does not intend to invest more than 35% of its total assets in foreign securities. The Fund can buy foreign equity securities as well as debt securities issued by foreign companies or governments and their agencies in any country, developed or undeveloped.

     o   Risks of Foreign Investing. While foreign securities offer special investment opportunities, they also have special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in emerging market countries may be more difficult to sell and their prices may be more volatile.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The
         Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks the
         Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the
         Fund might be illiquid.

     o   Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts, interest rate swaps and options on futures and broadly-based securities indices. These are all referred to as
         "hedging instruments."  The Fund does not currently use hedging extensively nor for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objectives.

         Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

         There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments.  Generally, they would be high-quality, short-term money market instruments such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since January 1960. The Manager and its subsidiaries and affiliates managed more than $120 billion in assets as of November 30, 2001, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at 498 Seventh Avenue, New York, NY 10018.

Portfolio Manager. The portfolio manager of the Fund is Michael Levine. He is the person principally responsible for the day -to-day management of the Fund's portfolio. Mr. Levine became a Vice President and portfolio manager of the Fund on June 1, 1999 and has been a Vice President of the Manager since June 1998. Prior to joining the Manager in June 1994, Mr. Levine was a portfolio manager and research associate for Amas
         Securities, Inc. Mr. Levine is portfolio manager and an officer of other Oppenheimer funds.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million,
         0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended August 31, 2001 was 0.52% of average annual net assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds
Distributor, Inc, may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If
         you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.
         However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

     o   Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
         1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

     o   Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
         OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

     o   Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other
         Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the
         Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

     o   With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 by telephone through AccountLink.

     o   Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.

     o   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
         Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.
AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the
Distributor.

Net Asset Value. The net asset value of each class of shares is determined as of the close of The New York Stock
         Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time".

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
         Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The
         New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price.
         Otherwise, the order will receive the next offering price that is determined.

----------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

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Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
         below.
----------------------------------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
----------------------------------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.
----------------------------------------------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N Shares," below.
WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N shares. For retirement plans that qualify to purchase Class N shares, Class N shares generally will be more advantageous than Class C shares. Class B shares are not available for purchase by such retirement plans.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than
         $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
         Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     o   Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B,
         Class C or Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C or Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B, Class
         C and Class N asset-based sales charge described below and in the Statement of Additional Information.
         Share certificates are not available for Class B, Class C and Class N shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
         C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  Amount of Purchase                      Front-End Sales           Front-End Sales
                                            Charge As a               Charge As a              Concession As
                                           Percentage of           Percentage of Net           Percentage of
                                          Offering Price            Amount Invested            Offering Price
  ----------------------------------- ------------------------ -------------------------- -------------------------
  Less than $25,000                            5.75%                     6.10%                     4.75%
  ----------------------------------- ------------------------ -------------------------- -------------------------
  $25,000 or more but                          5.50%                     5.82%                     4.75%
  less than $50,000
  ----------------------------------- ------------------------ -------------------------- -------------------------
  $50,000 or more but                          4.75%                     4.99%                     4.00%
  less than $100,000
  ----------------------------------- ------------------------ -------------------------- -------------------------
  $100,000 or more but                         3.75%                     3.90%                     3.00%
  less than $250,000
  ----------------------------------- ------------------------ -------------------------- -------------------------
  $250,000 or more but                         2.50%                     2.56%                     2.00%
  less than $500,000
  ----------------------------------- ------------------------ -------------------------- -------------------------
  $500,000 or more but                         2.00%                     2.04%                     1.60%
  less than $1 million
  ----------------------------------- ------------------------ -------------------------- -------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the
         Statement of Additional Information:

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
         ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of Class
         A shares subject to a contingent deferred sales charge, except as provided below. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the concession will be paid on purchases of shares by exchange or that were not previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to
         1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption
         (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor, and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  There is no contingent deferred sales charge upon the redemption of such shares.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for over 6 years, and
     3.  shares held the longest during the 6-year period.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

  Years Since Beginning of Month in                      Contingent Deferred Sales Charge on
                                                         Redemptions in That Year
  Which Purchase Order was Accepted                      (As % of Amount Subject to Charge)
  ------------------------------------------------------ ---------------------------------------------------
  0 - 1                                                  5.0%
  ------------------------------------------------------ ---------------------------------------------------
  1 - 2                                                  4.0%
  ------------------------------------------------------ ---------------------------------------------------
  2 - 3                                                  3.0%
  ------------------------------------------------------ ---------------------------------------------------
  3 - 4                                                  3.0%
  ------------------------------------------------------ ---------------------------------------------------
  4 - 5                                                  2.0%
  ------------------------------------------------------ ---------------------------------------------------
  5 - 6                                                  1.0%
  ------------------------------------------------------ ---------------------------------------------------
  6 and following                                        None
  ------------------------------------------------------ ---------------------------------------------------

In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.
         When any Class B shares you hold convert, any other Class B shares that were acquired by the reinvesting of dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications see "Class B Conversion" in the Statement of
         Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for over 12 months, and
     3.  shares held the longest during the 12-month period.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered only through retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through group retirement plans (which do not include IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.00% will be imposed upon the redemption of Class N shares, if:

o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o        With respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement  plans that offer Class N shares may impose charges on plan participant  accounts.  The procedures for purchasing,  redeeming,  exchanging and transferring the Fund's other classes of shares (other than the time those orders  must be  received  by the  Distributor  or  Transfer  Agent in  Colorado)  and the  special  account  features applicable  to  purchasers of those other  classes of shares  described  elsewhere in this  Prospectus do not apply to
Class N shares  offered  through a group  retirement  plan.  Instructions  for  purchasing,  redeeming,  exchanging or transferring  Class N shares  offered  through a group  retirement  plan must be  submitted  by the plan,  not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the
Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class
A shares.

Distribution  and  Service  Plans for  Class B,  Class C and Class N shares.  The Fund has  adopted  Distribution  and
         Service  Plans for Class B, Class C and Class N shares to pay the  Distributor  for its services and costs in distributing Class B, Class C and Class N shares and servicing  accounts.  Under the plans, the Fund pays the
         Distributor  an annual  asset-based  sales  charge of 0.75% per year on Class B shares  and on Class C shares and the Fund pays the  Distributor  an annual  asset-based  sales charge of 0.25% per year on Class N shares.
         The Distributor also receives a service fee of 0.25% per year under each plan.

         The  asset-based  sales  charge and  service  fees  increase  Class B and Class C expenses by up to 1.00% and increase  Class N expenses by up to 0.50% of the net assets per year of the respective  class.  Because these fees are paid out of the Fund's  assets on an ongoing  basis,  over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The  Distributor  uses the service fees to compensate  dealers for providing  personal  services for accounts that hold Class B,  Class C or Class N shares.  The  Distributor  pays the 0.25%  service  fees to dealers in advance for the first year after the shares  were sold by the  dealer.  After the shares have been held for a year, the Distributor  pays the service fees to dealers on a quarterly  basis.  The  Distributor  retains the service fees for accounts for which it renders the required personal services.

         The  Distributor  currently  pays a sales  concession  of 3.75% of the  purchase  price of Class B shares  to dealers  from its own  resources  at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the dealer at the time of sale of Class B shares is  therefore  4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

         The  Distributor  currently  pays a sales  concession  of 0.75% of the  purchase  price of Class C shares  to dealers  from its own  resources  at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the dealer at the time of sale of Class C shares is  therefore  1.00% of the purchase  price.  The  Distributor  pays the  asset-based  sales charge as an ongoing  concession  to the dealer on Class C shares that have been outstanding for a year or more.

         The  Distributor  currently  pays a sales  concession  of 0.75% of the  purchase  price of Class N shares  to dealers  from its own  resources  at the time of sale.  Including  the  advance of the  service fee the total amount  paid by the  Distributor  to the dealer at the time of sale of Class N shares is  therefore  1.00% of the purchase  price.  The  Distributor  retains the  asset-based  sales  charge on Class N shares  subject to certain exceptions as described in the Statement of Additional Information.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
     o   transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or
     o   have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish
AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established
Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number,
1.800.533.3310.

Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the
Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions or obtain account information online, you must first obtain a user
I.D. and password on that web site. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the web site may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C and Class N shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs, rollover IRAs and
         Education IRAs.
SEP-IRAs. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instructions that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------ ---------------------------------------------------------
Use the following address                                    Send courier or express
for request by mail:                                         mail requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                                  Denver, Colorado 80231
------------------------------------------------------------ ---------------------------------------------------------

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative, call 1.800.852.8457
     o   To redeem shares automatically on PhoneLink, call 1.800.533.3310

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.
Are There Limits on Amounts Redeemed by Telephone?
     o   Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

     o   Telephone  Redemptions  Through  AccountLink or by Wire.  There are no dollar limits on telephone  redemption proceeds  sent to a bank account  designated  when you  establish  AccountLink.  Normally the ACH transfer to your bank is  initiated  on the  business  day after the  redemption.  You do not  receive  dividends  on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested  Federal Funds wire  privileges for your account,  the wire of the redemption  proceeds will  normally  be  transmitted  on the next bank  business  day after the  shares are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the Fund to sell  securities  to pay the redemption  proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

o        HOW  CONTINGENT  DEFERRED  SALES CHARGES  AFFECT  REDEMPTIONS.  If you purchase  shares subject to a Class A,
              Class B, Class C or Class N contingent  deferred  sales charge and redeem any of those shares during the applicable  holding  period for the class of shares you own, the  contingent  deferred sales charge will be deducted  from the  redemption  proceeds,  unless you are  eligible for a waiver of that sales charge based on the categories  listed in Appendix C to the Statement of Additional  Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your account value represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares redeemed in the special circumstances described in Appendix C to the Statement of Additional
              Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
(1)      shares acquired by reinvestment of dividends and capital gains distributions,
(2)      shares held for the holding period that applies to that class, and
(3)      shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales change holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectus of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional
Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:
Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
         Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificate with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at
         1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
     o   Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either Fund may delay the purchase of shares of the Fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
     o   The  interests  of the  Fund's  long-term  shareholders  and its  ability to manage  its  investments  may be adversely  affected  when its  shares  are  repeatedly  bought  and sold in  response  to  short-term  market fluctuations--also  known as "market  timing."  When large  dollar  amounts are  involved,  the Fund may have difficulty  implementing  long-term  investment  strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell portfolio securities at disadvantageous  times to raise the cash needed to buy a market timer's Fund shares.  These factors may hurt the Fund's  performance and its  shareholders.  When the Manager  believes  frequent  trading  would have a disruptive  effect on the
         Fund's ability to manage its  investments,  the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
     o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so, by applicable law.
     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING through the National
         Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by
         Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
         Fund's portfolio.

"Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
         Employer Identification Number when you sign your application, or if you under-report your income to the
         Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on a quarterly basis in March, June, September and December and to pay them on a date selected by the Board of Trustees.
Dividends and distributions paid on Class A shares will generally be higher than dividends for Class B, Class C and
Class N shares, which normally have higher expenses than Class A.

         The Fund  attempts to pay  dividends on Class A shares at a constant  level.  There is no  assurance  that it will be able to do so. The Board of Trustees may change the targeted  dividend  rate at any time without  prior notice to  shareholders.  The amount of those  dividends  and the  dividends  paid on Class B, Class C and Class N shares may vary over time,  depending on market  conditions,  the composition of the Fund's portfolio,  and expenses borne by the particular class of shares. There can be no guarantee that the Fund will pay dividends.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividend or Capital Gains Only. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend."  If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember There May be Taxes on Transactions.  Because the Fund's share price  fluctuates,  you may have a capital gain or loss when you sell or exchange  your shares.  A capital gain or loss is the  difference  between the price you paid for the  shares  and the price you  received  when you sold  them.  Any  capital  gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A             YEAR ENDED AUGUST 31,                 2001             2000          1999
1998             1997
==================================================================================================================================

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $12.88           $13.63        $13.75
$14.12           $11.36
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .42(1)           .49           .51
 .50              .47
Net realized and unrealized gain (loss)                    .41(1)           .32          1.03
 .41             3.17

--------------------------------------------------------------------------
Total income (loss)
from investment operations                                 .83              .81          1.54
 .91             3.64
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.48)            (.49)         (.49)
(.49)            (.48)
Distributions from net realized gain                      (.51)           (1.07)        (1.17)
(.79)            (.40)

--------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.99)           (1.56)        (1.66)
(1.28)            (.88)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.72           $12.88        $13.63
$13.75           $14.12

==========================================================================

==================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                       6.84%            7.24%        11.03%
6.17%           33.39%
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $2,458,272       $2,395,444    $2,926,923
$2,889,472       $2,721,672
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $2,432,151       $2,502,535    $3,156,294
$3,071,928       $2,446,081
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                     3.21%(1)         3.78%         3.51%
3.47%            3.97%
Expenses                                                  0.91%            0.93%         0.89%
0.87%(4)         0.88%(4)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     74%              37%           40%
18%              24%

1.  Without the adoption of the change in amortization method as discussed in
    Note 1 in the Notes to Financial Statements, these amounts would have been:

Net investment income                                   Unchanged
Net realized and unrealized gain (loss)                 Unchanged
Net investment income ratio                                 3.24%

2.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.  Annualized for periods of less than one full year.

4.  Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                        OPPENHEIMER CAPITAL INCOME FUND

>

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B         YEAR ENDED AUGUST 31,                  2001             2000          1999
1998             1997
===============================================================================================================================

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $12.76           $13.51        $13.63
$14.01           $11.29
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .32(1)           .38           .39
 .39              .37
NET REALIZED AND UNREALIZED GAIN (LOSS)                 .41(1)           .32          1.03
 .40             3.13

--------------------------------------------------------------------------
Total income (loss) from
investment operations                                   .73              .70          1.42
 .79             3.50
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.38)            (.38)         (.37)
(.38)            (.38)
Distributions from net realized gain                   (.51)           (1.07)        (1.17)
(.79)            (.40)

--------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.89)           (1.45)        (1.54)
(1.17)            (.78)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.60           $12.76        $13.51
$13.63           $14.01

==========================================================================

===============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                    6.05%            6.34%        10.22%
5.32%           32.17%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $477,223         $472,222      $720,721
$634,775         $431,481
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $469,690         $546,390      $749,020
$574,986         $344,254
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                  2.44%(1)         3.01%         2.71%
2.68%            3.16%
Expenses                                               1.68%            1.70%         1.69%
1.67%(4)         1.69%(4)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  74%              37%           40%
18%              24%

1.  Without the adoption of the change in amortization method as discussed in
    Note 1 in the Notes to Financial Statements, these amounts would have been:

Net investment income                                       Unchanged
Net realized and unrealized gain (loss)                     Unchanged
Net investment income ratio                                     2.47%

2.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.  Annualized for periods of less than one full year.

4.  Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                        OPPENHEIMER CAPITAL INCOME FUND

>

CLASS C          YEAR ENDED AUGUST 31,                2001            2000            1999
1998            1997
==============================================================================================================================

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $12.76          $13.50          $13.63
$14.02          $11.30
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .32(1)          .38             .39
 .39             .40
Net realized and unrealized gain (loss)                .40(1)          .32            1.02
 .40            3.12

--------------------------------------------------------------------------
Total income (loss) from
investment operations                                  .72             .70            1.41
 .79            3.52
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.38)           (.37)           (.38)
(.39)           (.40)
Distributions from net realized gain                  (.51)          (1.07)          (1.16)
(.79)           (.40)

--------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.89)          (1.44)          (1.54)
(1.18)           (.80)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $12.59          $12.76          $13.50
$13.63          $14.02

==========================================================================

==============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                   6.00%           6.40%          10.15%
5.30%          32.31%
------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $89,547         $73,346        $119,284
$94,995         $48,368
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $80,390         $84,898        $119,594
$77,052         $24,514
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                 2.44%(1)        3.01%           2.70%
2.68%           3.15%
Expenses                                              1.68%           1.70%           1.69%
1.67%(4)        1.69%(4)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 74%             37%             40%
18%             24%

1.  Without the adoption of the change in amortization method as discussed in
    Note 1 in the Notes to Financial Statements, these amounts would have been:

Net investment income                                           Unchanged
Net realized and unrealized gain (loss)                         Unchanged
Net investment income ratio                                         2.47%

2.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.  Annualized for periods of less than one full year.

4.  Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                        OPPENHEIMER CAPITAL INCOME FUND

>

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                              PERIOD ENDED
CLASS N                                                                 AUGUST 31, 2001(1)
=============================================================================================

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $12.96
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                  .28 (2)
Net realized and unrealized gain (loss)                                               (.30)(2)
                                                                                    ---------
Total income (loss) from
investment operations                                                                 (.02)
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                  (.25)
Distributions from net realized gain                                                    --
                                                                                    ---------
Total dividends and/or distributions
to shareholders                                                                       (.25)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $12.69
                                                                                    =========

=============================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                                                  (0.18)%
---------------------------------------------------------------------------------------------

=============================================================================================
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                              $648
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                     $214
---------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                                                 2.94%(2)
Expenses                                                                              1.17%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 74%

1.  For the period from March 1, 2001 (inception of offering) to August 31,
    2001.

2.  Without the adoption of the change in amortization method as discussed in
    Note 1 in the Notes to Financial Statements, these amounts would have been:

Net investment income                                           Unchanged
Net realized and unrealized gain (loss)                         Unchanged
Net investment income ratio                                         2.97%

3.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4.  Annualized for periods of less than one full year.

                        OPPENHEIMER CAPITAL INCOME FUND

                                            APPENDIX TO THE PROSPECTUS OF
                                           OPPENHEIMER CAPITAL INCOME FUND

         Graphic material included in the Prospectus of Oppenheimer Capital Income Fund: "Annual Total Returns
(Class A) (as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer Capital Income Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the ten most recent calendar years without deducting sales charges.  Set forth below are the relevant data points that will appear in the bar chart:

         --------------------------------------- -------------------------------------
                                                 Oppenheimer   Capital   Income  Fund
         Calendar Year Ended:                    Class A Shares
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/91                                17.27%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/92                                7.06%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/93                                14.57%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/94                                -2.79%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/95                                27.92%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/96                                20.06%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/97                                29.68%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/98                                10.32%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/99                                -6.25%
         --------------------------------------- -------------------------------------
         --------------------------------------- -------------------------------------
         12/31/00                                16.82%
         --------------------------------------- -------------------------------------

INFORMATION AND SERVICES

For More Information on Oppenheimer Capital Income Fund:

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------ ------------------------------------------------------------
By Telephone:                                          Call OppenheimerFunds Services toll-free:  1.800.525.7048
------------------------------------------------------ ------------------------------------------------------------
------------------------------------------------------ ------------------------------------------------------------
By Mail:                                               Write to:
                                                       OppenheimerFunds Services
                                                       P.O. Box 5270
                                                       Denver, Colorado 80217-5270
------------------------------------------------------ ------------------------------------------------------------
------------------------------------------------------ ------------------------------------------------------------
On the Internet:                                       You can send us a request by e-mail or read or down-load
                                                       documents on the OppenheimerFunds web site:
                                                       WWW.OPPENHEIMERFUNDS.COM
                                                       ------------------------
------------------------------------------------------ ------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's
Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies may be obtained after payment of a duplicating
                                          ------------------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                                  The Fund's shares are distributed by:
The Fund's SEC File No. 811-1512                                  (logo)OppenheimerFunds(R)
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